INVESTMENT IN AN ASSOCIATE (Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates) (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Disclosure of associates [line items]
Balance		$ 38,001
Share of other comprehensive loss		679	$ 281
Dilution gain			822
Foreign exchange impact		1,361	(1,628)
Balance		38,703	38,001
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Balance		$ 38,001	$ 8,517
Balance, Shares		39,280,900	10,806,300
Participate in Private placement		$ 107	$ 23,352
Participate in Private placement, shares		65,400	28,000,000
Purchase from open market		$ (330)	$ 509
Purchase from open market, shares			474,600
Share of net income (loss)	[1]	(330)	$ (700)
Share of other comprehensive loss		398	461
Impairment recovery		1,899	4,714
Dilution gain			822
Foreign exchange impact		(1,372)	326
Balance		$ 38,703	$ 38,001
Balance, Shares		39,346,300	39,280,900
Value of Common shares per quoted market price, Begining		$ 50,266	$ 8,517
Value of Common shares per quoted market price, Ending		$ 69,783	$ 50,266

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.